SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Total	$ 15,688	¥ 109,706	¥ (146,411)	¥ 110,499
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Total		94,019	12,813	100,919
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total		33,444	(161,310)	13,021
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Total		(17,730)	2,148	(3,310)
Tax Authority Others [Member]
Operating Loss Carryforwards [Line Items]
Total		¥ (27)	¥ (62)	¥ (131)